Schedule of Investments
March 31, 2022 (unaudited)
Frank Value Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 83.91%

Apparel & Other Finished Prods of Fabrics & Similar Material - 5.20%
Under Armour, Inc. Class C (2)	58,647	912,548

Bottled & Canned Soft Drinks & Carbonated Waters - 6.54%
Coca-Cola FEMSA, S.A.B. de C.V. Series L ADR (2)	15,934	845,900
Zevia PBC-A (2)	65,812	300,761

		1,146,661

Cable & Other Pay Television Subscriptions - 1.35%
Liberty Latin America Ltd. Class C (2)	24,683	236,710

Cigarettes - 4.44%
Philip Morris International, Inc.	8,285	778,293

Hotels, Rooming Houses, Camps - 4.24%
Civeo Corp. (2)	31,505	743,676

Oil & Gas Field Machinery & Equipment - 7.42%
Dril-Quip, Inc. (2)	14,978	559,428
Now, Inc. (2)	67,226	741,503

		1,300,931

Oil & Gas Field Services, NEC - 3.98%
Nextier Oilfield Solutions, Inc. (2)	75,480	697,435

Petroleum Refining- 7.26%
Calumet Specialty Products Partners, L.P. (2)	49,665	675,940
CVR Energy, Inc. (2)	21,502	549,161
Delek US Holdings, Inc. (2)	2,255	47,851

		1,272,952

Pharma & Specialty Distribution - 3.19%
Cardinal Health, Inc.	9,867	559,459

Services Advertising Agencies - 2.90%
Omnicom Group, Inc.	6,000	509,280

Services-Business Services, NE - 16.24%
Ebay, Inc.	16,753	959,277
Paypal Holdings, Inc. (2)	16,333	1,888,912

		2,848,189

Services-Computer Intergrated S - 0.55%
Lastminute.com NV (2)	2,499	96,461

Services-Computer Programming, Data Processing, Etc. - 7.95%
Twitter, Inc. (2)	36,014	1,393,382

Services - Personal Services - 5.04%
H&R Block, Inc.	33,932	883,589

Steel Works & Blast Furnaces - 3.11%
Algoma Steel Group, Inc.	48,500	545,625

Wholesale-Drugs Proprietaries - 4.50%
McKesson Corp.	2,578	789,203

Total Common Stock	(Cost $ 12,334,221)	14,714,394

U.S. Government Obligations (4) - 6.80%

U.S. Treasury Strips Principal 0.000%, 02/15/2051	2,414,000	1,193,906

Total U.S. Government Obligations	(Cost $ 1,243,718)	1,193,906

Money Market Registered Investment Companies - 3.06%
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - 0.01% (3)	535,846	535,846

Total Money Market Registered Investment Companies	(Cost $ 535,846)	535,846

Total Investments - 93.77%	(Cost $ 14,113,785)	16,444,146

Other Assets less Liabilities - 6.23%		1,092,434

Total Net Assets - 100.00%		17,536,580

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$15,250,240	$-
Level 2 - Other Significant Observable Inputs	1,193,906	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$16,444,146	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at March 31, 2022.
(4) Fair valued security deemed as Level 2 security.